Current and long-term debt - 2021 CMBFL lease financing (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2024 USD ($)	Jan. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Apr. 30, 2021 USD ($)	Mar. 31, 2021 vessel	Mar. 30, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 861,967	$ 1,588,290
Principal repayments recognized in consolidated cash flow statements			$ 0	516,127	$ 79,502
Finance Lease - CMBFL Lease Financing 2021
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 61,500
STI Comandante, STI Brixton, STI Pimlico and STI Finchley | Finance Lease - CMBFL Lease Financing 2021 | Vessels
Disclosure of detailed information about borrowings [line items]
Principal repayments recognized in consolidated cash flow statements		$ 45,300
Purchase option fees		$ 500
STI Comandante, STI Brixton, STI Pimlico and STI Finchley | Finance Lease - CMBFL Lease Financing 2021 | Vessels | Handymax
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel							4
Borrowings								$ 58,800
STI Westminster | Finance Lease - CMBFL Lease Financing 2021 | Vessels
Disclosure of detailed information about borrowings [line items]
Principal repayments recognized in consolidated cash flow statements	$ 15,800
Purchase option fees	$ 200
STI Westminster | Finance Lease - CMBFL Lease Financing 2021 | Vessels | MR
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel							1
Borrowings						$ 20,250